Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
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Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Cash on hand	$8,404	$7,940	$259
Checking accounts and demand deposits	39,697,319	32,329,820	1,056,185
Cash equivalents	6,372,343	19,180,676	626,615

	$46,078,066	$51,518,436	$1,683,059